14. FINANCIAL INSTRUMENTS & FINANCIAL RISK MANAGEMENT	12 Months Ended
Jan. 31, 2023
Notes
14. FINANCIAL INSTRUMENTS & FINANCIAL RISK MANAGEMENT

14.FINANCIAL INSTRUMENTS & FINANCIAL RISK MANAGEMENT

The Company's financial instruments include cash and cash equivalents, accounts receivable (excluding GST), accounts payable and accrued liabilities, amounts owing to related parties and reclamation deposits. Cash is recognized at fair value and subsequently measured at amortized cost. The carrying values of these financial instruments approximate their fair values due to their relatively short periods to maturity.

The Company’s financial instruments at January 31, 2023 are cash and cash equivalents in the amount of $543,204 (2022 - $1,172,393), recognized at fair value and subsequently measured at amortized cost.

The Company's risk management policies are established to identify and analyze the risks faced by the Company, to set appropriate risk limits and controls, and to monitor risks and adherence to market conditions and the Company's activities. The Board of Directors has overall responsibility for the establishment and oversight of the Company's risk management framework. The Board has implemented and monitors compliance with risk management policies.

The Company has some exposure to credit risk, liquidity risk and market risk as a result of its use of financial instruments. This note presents information about the Company's exposure to each of the above risks and the Company's objectives, policies and processes for measuring and managing these risks. Further quantitative disclosures are included throughout these financial statements.

(a)Credit risk

Credit risk is the risk of financial loss to the Company if the counterparty to a financial instrument fails to meet its contractual obligations. The Company's receivables primarily relate to Goods & Services Tax input tax credits. Accordingly, the Company views credit risk on receivables as minimal.

(b)Liquidity risk

Liquidity risk is the risk that the Company will incur difficulties meeting its financial obligations as they are due. The Company's approach to managing liquidity is to ensure, as far as possible, that it will have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions without incurring unacceptable losses or risking harm to the Company's reputation.

The Company anticipates it will have adequate liquidity to fund its financial liabilities through cash on hand and future equity contributions.

As at January 31, 2023, the Company's financial liabilities were comprised of accounts payable and accrued liabilities and amounts owing to related parties which have a maturity of less than one year.

(c)Market risk

Market risk consists of currency risk, commodity price risk and interest rate risk. The objective of market risk management is to manage and control market risk exposures within acceptable limits, while maximizing returns.

Currency risk

Foreign currency exchange rate risk is the risk that the fair value or future cash flows will fluctuate as a result of changes in foreign exchange rates. Although the Company is considered to be in the exploration stage and has not yet developed commercial mineral interests, the underlying market prices in Canada for minerals are impacted by changes in the exchange rate between the Canadian and United States dollar. As most of the Company's transactions are currently denominated in Canadian dollars, the Company is not exposed to foreign currency exchange risk at this time.

Commodity price risk

Commodity price risk is the risk that the fair value or future cash flows will fluctuate as a result of changes in commodity prices. Commodity prices for minerals are impacted by world economic events that dictate the levels of supply and demand as well as the relationship between the Canadian and United States dollar, as outlined above. As the Company has not yet developed commercial mineral interests, it is not exposed to commodity price risk at this time.

Interest rate risk

Interest rate risk is the risk that future cash flows will fluctuate as a result of changes in market interest rates. As the Company has no debt or interest-earning investments, it is not exposed to interest rate risk at this time.